LONG-TERM DEBT - Changes in Long-Term Debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings [Roll Forward]
Balance, beginning of period	$ 8,001.8	$ 6,166.1
Cash flows
Issuance of long-term debt	1,656.4	3,816.0
Non-cash changes
Accrued Interest And Other Non-Cash Changes	16.0	19.1
Revaluation Of Foreign Exchange	504.3	5.8
Fair Value Movements On Cash Flow Hedges	(77.8)	36.2
Balance, end of period	9,266.8	8,001.8
Repayment of long-term debt	(904.5)	(2,010.8)
Payment of financing costs	(2.7)	$ (30.6)
Long-term debt associated with acquired subsidiary	$ 73.3